LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASE COMMITMENTS

NOTE 15 — LEASE COMMITMENTS

The Company leases certain facilities. Minimum annual rental commitments at December 31, 2020 under the operating leases are as follows:

(in thousands)

Operating Leases
2021	892
2022	919
2023	942
2024	956
2025	974
Thereafter	1,003
Total minimum lease payments	$5,686